Fair value measurement (Tables)	3 Months Ended
Jun. 30, 2019
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	105,660	12,948	1,625	120,232	94,772	12,592	2,319	109,683	88,455	14,096	1,962	104,513
of which:
Government bills / bonds	11,966	1,564	71	13,601	11,866	1,671	0	13,537	9,554	1,607	0	11,161
Corporate and municipal bonds	538	6,638	481	7,657	483	6,232	417	7,132	558	5,699	651	6,908
Loans	0	1,968	695	2,663	0	1,701	1,451	3,152	0	2,886	680	3,566
Investment fund units	7,895	1,578	153	9,625	7,308	1,445	247	9,000	6,074	3,200	442	9,716
Asset-backed securities	1	464	138	603	1	313	138	451	0	248	144	392
Equity instruments	85,259	736	88	86,083	75,114	1,231	54	76,399	72,270	455	46	72,771

Derivative financial instruments	449	119,692	1,546	121,687	715	109,052	1,394	111,161	753	124,035	1,424	126,212
of which:
Interest rate contracts	0	43,867	576	44,443	0	39,708	431	40,139	0	36,658	418	37,076
Credit derivative contracts	0	1,734	515	2,248	0	1,617	529	2,146	0	1,444	476	1,920
Foreign exchange contracts	166	47,962	16	48,144	346	43,916	22	44,284	311	53,151	30	53,492
Equity / index contracts	6	23,178	437	23,620	7	22,523	406	22,937	3	30,905	496	31,404
Commodity contracts	2	2,870	0	2,872	0	1,185	0	1,185	0	1,768	2	1,769

Brokerage receivables	0	16,915	0	16,915	0	16,275	0	16,275	0	16,840	0	16,840

Financial assets at fair value not held for trading	43,131	42,240	3,898	89,269	41,707	35,531	3,735	80,973	40,204	37,770	4,413	82,387
of which:
Government bills / bonds	17,470	4,127	0	21,597	16,729	4,270	0	20,998	17,687	4,806	0	22,493
Corporate and municipal bonds	752	17,066	0	17,818	779	15,534	0	16,313	781	16,455	0	17,236
Financial assets for unit-linked investment contracts[2]	24,699	8	0	24,707	23,957	6	0	23,963	21,440	5	0	21,446
Loans	0	10,132	1,268	11,400	0	8,547	1,084	9,631	0	6,380	1,752	8,132
Securities financing transactions	0	10,107	146	10,252	0	6,927	25	6,952	0	9,899	39	9,937
Auction rate securities	0	0	1,551	1,551	0	0	1,636	1,636	0	0	1,664	1,664
Investment fund units	122	203	112	437	168	154	113	434	173	125	109	407
Equity instruments	89	25	476	590	75	60	542	677	123	62	517	702
Other	0	572	344	916	0	35	335	370	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,357	5,065	0	7,422	2,219	4,949	0	7,168	2,319	4,347	0	6,667
of which:
Government bills / bonds	2,308	13	0	2,321	2,173	13	0	2,186	2,171	69	0	2,239
Corporate and municipal bonds	48	447	0	495	47	456	0	503	149	348	0	497
Asset-backed securities	0	4,605	0	4,605	0	4,480	0	4,480	0	3,931	0	3,931

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	3,920	0	0	3,920	3,816	0	0	3,816	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	70	29	98	0	57	1	58	0	82	0	82
Total assets measured at fair value	155,517	196,929	7,098	359,543	143,229	178,457	7,448	329,133	136,029	197,170	7,800	340,999

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,803	5,365	109	32,277	28,642	5,519	98	34,259	24,413	4,468	69	28,949
of which:
Government bills / bonds	2,955	577	0	3,531	3,944	464	0	4,408	2,423	416	0	2,839
Corporate and municipal bonds	21	4,003	40	4,063	64	3,986	63	4,113	126	3,377	27	3,530
Investment fund units	533	178	1	711	480	436	0	916	551	137	0	689
Equity instruments	23,294	583	69	23,946	24,154	627	35	24,816	21,313	537	42	21,892

Derivative financial instruments	493	118,707	1,888	121,087	758	107,904	2,146	110,809	580	122,933	2,210	125,723
of which:
Interest rate contracts	0	39,334	191	39,525	6	35,203	211	35,419	7	32,511	226	32,743
Credit derivative contracts	0	2,742	570	3,312	0	2,628	579	3,207	0	2,203	519	2,722
Foreign exchange contracts	180	48,620	92	48,893	315	44,364	84	44,763	322	52,964	86	53,372
Equity / index contracts	5	25,328	1,032	26,365	6	24,662	1,270	25,939	1	33,669	1,371	35,041
Commodity contracts	3	2,601	1	2,605	0	988	1	989	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	36,929	0	36,929	0	39,326	0	39,326	0	38,420	0	38,420

Debt issued designated at fair value	0	56,581	11,404	67,984	0	54,543	12,376	66,919	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	33,708	700	34,407	0	31,716	678	32,394	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	25,087	0	25,087	0	24,317	0	24,317	0	21,679	0	21,679
Securities financing transactions	0	7,436	0	7,436	0	6,190	0	6,190	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,183	645	1,828	0	1,205	676	1,882	0	1,427	1,023	2,450
Total liabilities measured at fair value	27,296	251,288	14,100	292,684	29,400	239,008	15,298	283,706	24,992	244,465	14,260	283,717
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative periods have been restated, resulting in an increase in Level 1 assets of USD 4,908 million as of 31 March 2019 and of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	105,660	12,948	1,625	120,232	94,772	12,592	2,319	109,683	88,455	14,096	1,962	104,513
of which:
Government bills / bonds	11,966	1,564	71	13,601	11,866	1,671	0	13,537	9,554	1,607	0	11,161
Corporate and municipal bonds	538	6,638	481	7,657	483	6,232	417	7,132	558	5,699	651	6,908
Loans	0	1,968	695	2,663	0	1,701	1,451	3,152	0	2,886	680	3,566
Investment fund units	7,895	1,578	153	9,625	7,308	1,445	247	9,000	6,074	3,200	442	9,716
Asset-backed securities	1	464	138	603	1	313	138	451	0	248	144	392
Equity instruments	85,259	736	88	86,083	75,114	1,231	54	76,399	72,270	455	46	72,771

Derivative financial instruments	449	119,692	1,546	121,687	715	109,052	1,394	111,161	753	124,035	1,424	126,212
of which:
Interest rate contracts	0	43,867	576	44,443	0	39,708	431	40,139	0	36,658	418	37,076
Credit derivative contracts	0	1,734	515	2,248	0	1,617	529	2,146	0	1,444	476	1,920
Foreign exchange contracts	166	47,962	16	48,144	346	43,916	22	44,284	311	53,151	30	53,492
Equity / index contracts	6	23,178	437	23,620	7	22,523	406	22,937	3	30,905	496	31,404
Commodity contracts	2	2,870	0	2,872	0	1,185	0	1,185	0	1,768	2	1,769

Brokerage receivables	0	16,915	0	16,915	0	16,275	0	16,275	0	16,840	0	16,840

Financial assets at fair value not held for trading	43,131	42,240	3,898	89,269	41,707	35,531	3,735	80,973	40,204	37,770	4,413	82,387
of which:
Government bills / bonds	17,470	4,127	0	21,597	16,729	4,270	0	20,998	17,687	4,806	0	22,493
Corporate and municipal bonds	752	17,066	0	17,818	779	15,534	0	16,313	781	16,455	0	17,236
Financial assets for unit-linked investment contracts[2]	24,699	8	0	24,707	23,957	6	0	23,963	21,440	5	0	21,446
Loans	0	10,132	1,268	11,400	0	8,547	1,084	9,631	0	6,380	1,752	8,132
Securities financing transactions	0	10,107	146	10,252	0	6,927	25	6,952	0	9,899	39	9,937
Auction rate securities	0	0	1,551	1,551	0	0	1,636	1,636	0	0	1,664	1,664
Investment fund units	122	203	112	437	168	154	113	434	173	125	109	407
Equity instruments	89	25	476	590	75	60	542	677	123	62	517	702
Other	0	572	344	916	0	35	335	370	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,357	5,065	0	7,422	2,219	4,949	0	7,168	2,319	4,347	0	6,667
of which:
Government bills / bonds	2,308	13	0	2,321	2,173	13	0	2,186	2,171	69	0	2,239
Corporate and municipal bonds	48	447	0	495	47	456	0	503	149	348	0	497
Asset-backed securities	0	4,605	0	4,605	0	4,480	0	4,480	0	3,931	0	3,931

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	3,920	0	0	3,920	3,816	0	0	3,816	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	70	29	98	0	57	1	58	0	82	0	82
Total assets measured at fair value	155,517	196,929	7,098	359,543	143,229	178,457	7,448	329,133	136,029	197,170	7,800	340,999

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,803	5,365	109	32,277	28,642	5,519	98	34,259	24,413	4,468	69	28,949
of which:
Government bills / bonds	2,955	577	0	3,531	3,944	464	0	4,408	2,423	416	0	2,839
Corporate and municipal bonds	21	4,003	40	4,063	64	3,986	63	4,113	126	3,377	27	3,530
Investment fund units	533	178	1	711	480	436	0	916	551	137	0	689
Equity instruments	23,294	583	69	23,946	24,154	627	35	24,816	21,313	537	42	21,892

Derivative financial instruments	493	118,707	1,888	121,087	758	107,904	2,146	110,809	580	122,933	2,210	125,723
of which:
Interest rate contracts	0	39,334	191	39,525	6	35,203	211	35,419	7	32,511	226	32,743
Credit derivative contracts	0	2,742	570	3,312	0	2,628	579	3,207	0	2,203	519	2,722
Foreign exchange contracts	180	48,620	92	48,893	315	44,364	84	44,763	322	52,964	86	53,372
Equity / index contracts	5	25,328	1,032	26,365	6	24,662	1,270	25,939	1	33,669	1,371	35,041
Commodity contracts	3	2,601	1	2,605	0	988	1	989	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	36,929	0	36,929	0	39,326	0	39,326	0	38,420	0	38,420

Debt issued designated at fair value	0	56,581	11,404	67,984	0	54,543	12,376	66,919	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	33,708	700	34,407	0	31,716	678	32,394	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	25,087	0	25,087	0	24,317	0	24,317	0	21,679	0	21,679
Securities financing transactions	0	7,436	0	7,436	0	6,190	0	6,190	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,183	645	1,828	0	1,205	676	1,882	0	1,427	1,023	2,450
Total liabilities measured at fair value	27,296	251,288	14,100	292,684	29,400	239,008	15,298	283,706	24,992	244,465	14,260	283,717
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative periods have been restated, resulting in an increase in Level 1 assets of USD 4,908 million as of 31 March 2019 and of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Reserve balance at the beginning of the period	161	255	479	255	338
Profit / (loss) deferred on new transactions	58	33	53	90	250
(Profit) / loss recognized in the income statement	(60)	(126)	(252)	(187)	(308)
Foreign currency translation	0	(1)	(4)	(1)	(3)
Reserve balance at the end of the period	158	161	276	158	276

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.19			31.12.18
USD billion	30.6.19	31.12.18	30.6.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	135	97	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.2	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	301	700		301	513		basis points
					Market comparable and securitization model	Discount margin	1	14	2	1	14	2%
Auction rate securities	1.6	1.7			Relative value to market comparable	Bond price equivalent	79	99	89	79	99	89	points
Investment fund units[3]	0.3	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			11.4	11.0
Other financial liabilities designated at fair value[4]			0.7	1.0
Derivative financial instruments
Interest rate contracts	0.6	0.4	0.2	0.2	Option model	Volatility of interest rates	18	67		50	81		basis points
Credit derivative contracts	0.5	0.5	0.6	0.5	Discounted expected cash flows	Credit spreads	3	571		4	545		basis points
						Bond price equivalent	3	100		3	99		points
Equity / index contracts	0.4	0.5	1.0	1.4	Option model	Equity dividend yields	0	11		0	12%
						Volatility of equity stocks, equity and other indices	4	85		4	93%
						Equity-to-FX correlation	(45)	64		(39)	67%
						Equity-to-equity correlation	(17)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.19			31.12.18
USD billion	30.6.19	31.12.18	30.6.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	135	97	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.2	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	301	700		301	513		basis points
					Market comparable and securitization model	Discount margin	1	14	2	1	14	2%
Auction rate securities	1.6	1.7			Relative value to market comparable	Bond price equivalent	79	99	89	79	99	89	points
Investment fund units[3]	0.3	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			11.4	11.0
Other financial liabilities designated at fair value[4]			0.7	1.0
Derivative financial instruments
Interest rate contracts	0.6	0.4	0.2	0.2	Option model	Volatility of interest rates	18	67		50	81		basis points
Credit derivative contracts	0.5	0.5	0.6	0.5	Discounted expected cash flows	Credit spreads	3	571		4	545		basis points
						Bond price equivalent	3	100		3	99		points
Equity / index contracts	0.4	0.5	1.0	1.4	Option model	Equity dividend yields	0	11		0	12%
						Volatility of equity stocks, equity and other indices	4	85		4	93%
						Equity-to-FX correlation	(45)	64		(39)	67%
						Equity-to-equity correlation	(17)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of sensitivity of fair value measurement to changes in unobservable inputs explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	30.6.19		31.3.19		31.12.18
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	88	(18)	92	(20)	99	(44)
Securities financing transactions	33	(20)	32	(18)	17	(11)
Auction rate securities	78	(78)	80	(80)	81	(81)
Asset-backed securities	39	(43)	32	(28)	27	(23)
Equity instruments	148	(87)	176	(77)	155	(94)
Interest rate derivative contracts, net	10	(25)	6	(26)	8	(39)
Credit derivative contracts, net	32	(36)	32	(37)	33	(37)
Foreign exchange derivative contracts, net	12	(8)	11	(6)	10	(5)
Equity / index derivative contracts, net	168	(180)	188	(217)	213	(225)
Other	22	(26)	17	(17)	19	(19)
Total	629	(519)	667	(527)	661	(578)

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
				Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2018	Balance as of31 December2018[2]	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2019[2]

Financial assets at fair value held for trading	2.0	0.4	2.4	(0.3)	(0.2)	1.1	(4.9)	4.3	0.0	0.8	(0.1)	0.0	3.3	2.0	(0.2)	0.0	0.7	(3.0)	2.1	0.0	0.3	(0.3)	0.0	1.6
of which:
Corporate and municipal bonds	0.6		0.6	(0.1)	(0.1)	0.4	(0.8)	0.0	0.0	0.7	0.0	0.0	0.6	0.7	0.0	0.0	0.3	(0.5)	0.0	0.0	0.0	(0.1)	0.0	0.5
Loans	0.5	0.4	0.9	0.0	0.0	0.3	(3.7)	4.3	0.0	0.0	0.0	0.0	1.7	0.7	(0.1)	0.0	0.1	(2.1)	2.1	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.6		0.6	(0.1)	(0.1)	0.1	(0.1)	0.0	0.0	0.1	0.0	0.0	0.5	0.4	(0.1)	0.0	0.0	(0.2)	0.0	0.0	0.1	(0.2)	0.0	0.2
Other	0.4		0.4	(0.1)	(0.1)	0.3	(0.3)	0.0	0.0	0.1	0.0	0.0	0.3	0.2	0.0	0.0	0.2	(0.2)	0.0	0.0	0.1	0.0	0.0	0.3

Financial assets at fair value not held for trading	1.5	3.0	4.4	0.1	0.1	1.1	(0.9)	0.0	0.0	0.1	(0.1)	0.1	4.8	4.4	0.3	0.3	0.3	(0.4)	0.0	0.0	0.2	(0.9)	0.0	3.9
of which:
Loans	0.8	0.6	1.4	(0.2)	(0.1)	1.0	(0.4)	0.0	0.0	0.1	0.0	0.0	1.9	1.8	0.2	0.2	0.1	(0.1)	0.0	0.0	0.2	(0.9)	0.0	1.3
Auction rate securities		1.9	1.9	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.1	1.8	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.6
Equity instruments		0.4	0.4	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.7	0.1	0.8	0.1	0.0	0.0	(0.3)	0.0	0.0	0.0	(0.1)	0.0	0.6	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.6

Financial assets measured at fair value through other comprehensive income	0.5	(0.5)

Derivative financial instruments – assets	1.6		1.6	0.0	0.1	0.0	0.0	0.4	(0.6)	0.1	0.0	0.0	1.5	1.4	(0.2)	(0.1)	0.0	0.0	0.6	(0.5)	0.3	(0.1)	0.0	1.5
of which:
Interest rate contracts	0.1		0.1	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.2	0.4	(0.1)	(0.1)	0.0	0.0	0.1	0.0	0.1	0.0	0.0	0.6
Credit derivative contracts	0.6		0.6	(0.1)	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	0.7		0.7	0.0	0.0	0.0	0.0	0.4	(0.5)	0.1	(0.1)	0.0	0.6	0.5	(0.2)	0.0	0.0	0.0	0.4	(0.3)	0.1	(0.1)	0.0	0.4
Other	0.2		0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	2.9	0.0	2.9	(0.3)	(0.3)	0.0	0.0	0.7	(0.8)	0.4	(0.5)	0.0	2.4	2.2	0.0	(0.1)	0.0	0.0	0.5	(0.8)	0.2	(0.2)	0.0	1.9
of which:
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	0.0	0.0	0.6
Equity / index contracts	2.0		2.0	(0.3)	(0.3)	0.0	0.0	0.6	(0.7)	0.2	(0.4)	0.0	1.4	1.4	0.0	(0.1)	0.0	0.0	0.4	(0.6)	0.1	(0.2)	0.0	1.0
Other	0.3	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.4	0.3	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.3

Debt issued designated at fair value	11.2		11.2	0.6	0.5	0.0	0.0	3.4	(2.5)	1.4	(3.7)	(0.1)	10.3	11.0	0.6	0.4	0.0	0.0	4.3	(2.8)	0.5	(2.1)	0.0	11.4

Other financial liabilities designated at fair value	2.0		2.0	(0.7)	(0.7)	0.0	0.0	0.5	(0.7)	0.0	0.0	0.0	1.1	1.0	0.1	0.1	0.0	0.0	0.3	(0.8)	0.1	0.0	0.0	0.7
1 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 2 Total Level 3 assets as of 30 June 2019 were USD 7.1 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 30 June 2019 were USD 14.1 billion (31 December 2018: USD 14.3 billion).

Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value
	30.6.19		31.3.19		31.12.18
USD billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	101.5	101.5	110.6	110.6	108.4	108.4
Loans and advances to banks	12.7	12.7	16.8	16.8	16.6	16.6
Receivables from securities financing transactions	92.9	92.9	100.2	100.2	95.3	95.4
Cash collateral receivables on derivative instruments	23.8	23.8	25.2	25.2	23.6	23.6
Loans and advances to customers	324.3	327.5	320.5	322.6	321.5	322.0
Other financial assets measured at amortized cost	22.2	22.4	22.5	22.5	22.6	22.5
Liabilities
Amounts due to banks	9.5	9.5	9.1	9.1	11.0	11.0
Payables from securities financing transactions	6.8	6.8	5.2	5.2	10.3	10.3
Cash collateral payables on derivative instruments	31.4	31.4	30.3	30.3	28.9	28.9
Customer deposits	435.6	435.7	428.1	428.2	422.0	422.0
Funding from UBS Group AG and its subsidiaries	45.2	46.8	44.4	45.1	41.2	41.7
Debt issued measured at amortized cost	75.7	76.6	83.9	85.4	91.2	93.5
Other financial liabilities measured at amortized cost	10.9	10.9	10.8	10.8	7.6	7.6

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value
	30.6.19		31.3.19		31.12.18
USD billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	101.5	101.5	110.6	110.6	108.4	108.4
Loans and advances to banks	12.7	12.7	16.8	16.8	16.6	16.6
Receivables from securities financing transactions	92.9	92.9	100.2	100.2	95.3	95.4
Cash collateral receivables on derivative instruments	23.8	23.8	25.2	25.2	23.6	23.6
Loans and advances to customers	324.3	327.5	320.5	322.6	321.5	322.0
Other financial assets measured at amortized cost	22.2	22.4	22.5	22.5	22.6	22.5
Liabilities
Amounts due to banks	9.5	9.5	9.1	9.1	11.0	11.0
Payables from securities financing transactions	6.8	6.8	5.2	5.2	10.3	10.3
Cash collateral payables on derivative instruments	31.4	31.4	30.3	30.3	28.9	28.9
Customer deposits	435.6	435.7	428.1	428.2	422.0	422.0
Funding from UBS Group AG and its subsidiaries	45.2	46.8	44.4	45.1	41.2	41.7
Debt issued measured at amortized cost	75.7	76.6	83.9	85.4	91.2	93.5
Other financial liabilities measured at amortized cost	10.9	10.9	10.8	10.8	7.6	7.6

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.19			31.12.18
USD billion	30.6.19	31.12.18	30.6.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	135	97	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.2	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	301	700		301	513		basis points
					Market comparable and securitization model	Discount margin	1	14	2	1	14	2%
Auction rate securities	1.6	1.7			Relative value to market comparable	Bond price equivalent	79	99	89	79	99	89	points
Investment fund units[3]	0.3	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			11.4	11.0
Other financial liabilities designated at fair value[4]			0.7	1.0
Derivative financial instruments
Interest rate contracts	0.6	0.4	0.2	0.2	Option model	Volatility of interest rates	18	67		50	81		basis points
Credit derivative contracts	0.5	0.5	0.6	0.5	Discounted expected cash flows	Credit spreads	3	571		4	545		basis points
						Bond price equivalent	3	100		3	99		points
Equity / index contracts	0.4	0.5	1.0	1.4	Option model	Equity dividend yields	0	11		0	12%
						Volatility of equity stocks, equity and other indices	4	85		4	93%
						Equity-to-FX correlation	(45)	64		(39)	67%
						Equity-to-equity correlation	(17)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.19			31.12.18
USD billion	30.6.19	31.12.18	30.6.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	135	97	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.2	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	301	700		301	513		basis points
					Market comparable and securitization model	Discount margin	1	14	2	1	14	2%
Auction rate securities	1.6	1.7			Relative value to market comparable	Bond price equivalent	79	99	89	79	99	89	points
Investment fund units[3]	0.3	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			11.4	11.0
Other financial liabilities designated at fair value[4]			0.7	1.0
Derivative financial instruments
Interest rate contracts	0.6	0.4	0.2	0.2	Option model	Volatility of interest rates	18	67		50	81		basis points
Credit derivative contracts	0.5	0.5	0.6	0.5	Discounted expected cash flows	Credit spreads	3	571		4	545		basis points
						Bond price equivalent	3	100		3	99		points
Equity / index contracts	0.4	0.5	1.0	1.4	Option model	Equity dividend yields	0	11		0	12%
						Volatility of equity stocks, equity and other indices	4	85		4	93%
						Equity-to-FX correlation	(45)	64		(39)	67%
						Equity-to-equity correlation	(17)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.